UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3310

Name of Fund: Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments

Merrill Lynch Retirement Reserves Money Fund
Schedule of Investments as of July 31, 2005                       (in Thousands)

                                                                                   Face    Interest        Maturity
Issue                                                                            Amount    Rate *              Date           Value
-----------------------------------------------------------------------------------------------------------------------------------
Certificate of Deposit - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Citibank, NA                                                                   $ 25,000    3.355%         9/16/2005        $ 24,996
-----------------------------------------------------------------------------------------------------------------------------------
Total Certificate of Deposit (Cost - $25,000)                                                                                24,996
-----------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - European - 7.9%
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank Plc, London                                                        30,000    2.95           8/15/2005          29,995
-----------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, London                                                              50,000    3.025          8/22/2005          49,988
-----------------------------------------------------------------------------------------------------------------------------------
Calyon, London                                                                   50,000    3.585         12/28/2005          49,945
                                                                                 25,000    3.60           4/10/2006          24,919
                                                                                 35,000    3.86           7/05/2006          34,915
-----------------------------------------------------------------------------------------------------------------------------------
Societe Generale, London                                                         70,000    2.915          8/09/2005          69,992
                                                                                 25,000    3.44          11/16/2005          24,975
-----------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit - European (Cost - $285,002)                                                                  284,729
-----------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - Yankee - 9.6%
-----------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, NY                                                                  50,000    2.925          8/08/2005          49,995
-----------------------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce, NY                                           67,000    3.448+         8/15/2006          67,000
-----------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services Plc, NY                                                   10,000    3.15           1/18/2006           9,962
                                                                                 25,000    3.845          6/30/2006          24,937
-----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Canada, NY                                                         51,000    3.27+          9/08/2005          50,996
-----------------------------------------------------------------------------------------------------------------------------------
Swedbank, NY                                                                     40,000    3.425          3/27/2006          40,000
-----------------------------------------------------------------------------------------------------------------------------------
Toronto-Dominion Bank, NY                                                        25,000    3.75           6/21/2006          24,916
                                                                                 25,000    3.95           7/24/2006          24,953
                                                                                 30,000    3.795          7/28/2006          29,896
                                                                                 25,000    3.94           7/31/2006          24,949
-----------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit - Yankee (Cost - $348,002)                                                                    347,604
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 21.4%
-----------------------------------------------------------------------------------------------------------------------------------
Amstel Funding Corp.                                                             55,000    3.46          10/03/2005          54,645
-----------------------------------------------------------------------------------------------------------------------------------
Barclays US Funding Corp.                                                        30,000    3.36           9/21/2005          29,844
-----------------------------------------------------------------------------------------------------------------------------------
Blue Ridge Asset Funding Corp.                                                   10,000    3.38           9/06/2005           9,964
-----------------------------------------------------------------------------------------------------------------------------------
Chariot Funding, LLC                                                             25,000    3.28           8/02/2005          24,991
                                                                                  8,514    3.32           9/15/2005           8,475
-----------------------------------------------------------------------------------------------------------------------------------
Clipper Receivables Corp.                                                        20,000    3.28           8/11/2005          19,976
-----------------------------------------------------------------------------------------------------------------------------------
Compass Securitization, LLC                                                      20,000    3.45           8/31/2005          19,937
-----------------------------------------------------------------------------------------------------------------------------------
DANSKE Corp.                                                                     25,000    3.51          12/30/2005          24,600
-----------------------------------------------------------------------------------------------------------------------------------
DNB NOR Bank ASA                                                                 25,000    3.28          10/26/2005          24,779
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                                                   25,000    3.08           9/07/2005          24,906
-----------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services Plc                                                       50,000    3.305         11/07/2005          49,494
-----------------------------------------------------------------------------------------------------------------------------------
IXIS Commercial Paper Corp.                                                      20,000    3.32           9/12/2005          19,915
-----------------------------------------------------------------------------------------------------------------------------------
Jupiter Securitization Corp.                                                     23,084    3.29           8/10/2005          23,059
                                                                                 15,000    3.24           8/31/2005          14,953
                                                                                  7,536    3.32           9/15/2005           7,501
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                   50,000    3.32+         12/06/2005          50,000
                                                                                 30,000    3.32+         12/19/2005          30,000
                                                                                 22,000    3.33+          3/03/2006          22,000
                                                                                 11,500    3.33+          3/07/2006          11,500
-----------------------------------------------------------------------------------------------------------------------------------
Newport Funding Corp.                                                            20,000    3.18           8/18/2005          19,964
                                                                                 30,000    3.44           8/30/2005          29,908
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund
Schedule of Investments as of July 31, 2005                       (in Thousands)

                                                                                   Face    Interest        Maturity
Issue                                                                            Amount    Rate *              Date           Value
-----------------------------------------------------------------------------------------------------------------------------------
Nordea North America, Inc.                                                     $ 25,000    2.98%          8/22/2005        $ 24,943
                                                                                 18,000    3.25           9/28/2005          17,893
-----------------------------------------------------------------------------------------------------------------------------------
Santander Central Hispano Finance (Delaware), Inc.                               54,000    3.25           9/20/2005          53,725
                                                                                 21,000    3.26           9/30/2005          20,871
-----------------------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB                                                 20,000    3.18           9/16/2005          19,906
                                                                                 50,000    3.43+          1/23/2006          50,000
-----------------------------------------------------------------------------------------------------------------------------------
Spintab AB                                                                       35,000    3.14           8/05/2005          34,978
-----------------------------------------------------------------------------------------------------------------------------------
White Pine Finance, LLC                                                          10,000    3.26           9/26/2005           9,943
                                                                                 20,309    3.25          10/06/2005          20,172
-----------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost - $773,014)                                                                                    772,842
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Notes - 22.8%
-----------------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XXX                                                        15,000    3.45+          8/23/2006          15,000
-----------------------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp.                                                     25,000    3.16+          8/04/2005          25,000
                                                                                 36,000    3.338+         8/15/2005          36,002
                                                                                  9,500    3.67+          1/20/2006           9,503
                                                                                 14,000    3.334+         2/21/2006          14,006
-----------------------------------------------------------------------------------------------------------------------------------
Beta Finance Inc.                                                                51,000    3.328+         9/12/2005          51,000
-----------------------------------------------------------------------------------------------------------------------------------
Blue Heron Funding IX, Class A                                                   15,000    3.49+          2/22/2006          15,000
-----------------------------------------------------------------------------------------------------------------------------------
CC (USA) Inc. (Centauri)                                                         25,000    3.75           4/21/2006          25,000
                                                                                 26,000    3.318+         5/12/2006          25,999
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                                                   62,500    3.509+         8/17/2006          62,500
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                        53,300    3.378+         8/15/2006          53,300
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Inc.                                                                28,000    3.441+        10/28/2005          28,000
                                                                                 39,000    3.45+          8/24/2006          39,000
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I                                               17,000    3.33+          8/04/2006          17,000
                                                                                 13,000    3.428+         8/15/2006          13,000
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                   50,000    3.508+         8/15/2005          50,000
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Building Society                                                      13,000    3.508+         7/28/2006          13,000
-----------------------------------------------------------------------------------------------------------------------------------
Northern Rock Plc                                                                23,000    3.41+          7/07/2006          23,000
-----------------------------------------------------------------------------------------------------------------------------------
Permanent Financing (No.7) Plc, Series 1A                                        30,000    3.31+          3/10/2006          30,000
-----------------------------------------------------------------------------------------------------------------------------------
Permanent Financing (No.8) Plc, Series 1A                                        30,000    3.30+          6/10/2006          30,000
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                      25,700    3.15+         11/04/2005          25,700
-----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                             34,500    3.34+          7/10/2006          34,500
-----------------------------------------------------------------------------------------------------------------------------------
Sigma Finance Inc.                                                               27,500    3.378+         8/17/2005          27,500
                                                                                 83,000    3.32+          3/21/2006          82,995
                                                                                 52,000    3.32+          5/19/2006          51,998
-----------------------------------------------------------------------------------------------------------------------------------
Stanfield Victoria Finance Ltd.                                                  15,300    3.32+          5/15/2006          15,299
-----------------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.                                                            11,000    3.40+          7/11/2006          11,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Notes (Cost - $824,302)                                                                                     824,302
-----------------------------------------------------------------------------------------------------------------------------------
Funding Agreements - 5.2%
-----------------------------------------------------------------------------------------------------------------------------------
GE Life and Annuity Assurance Co. ++                                             50,000    3.40+          6/07/2006          50,000
-----------------------------------------------------------------------------------------------------------------------------------
Jackson National Life Insurance Co. ++                                           35,000    3.42+          5/01/2006          35,000
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance Co. ++                                               12,000    3.44+          2/01/2006          12,000
-----------------------------------------------------------------------------------------------------------------------------------
Monumental Life Insurance Co. ++                                                 30,000    3.485+         2/15/2006          30,000
-----------------------------------------------------------------------------------------------------------------------------------
New York Life Insurance Co. ++                                                   40,000    3.40+          5/26/2006          40,000
-----------------------------------------------------------------------------------------------------------------------------------
The Travelers Insurance Co. ++                                                   20,000    3.40+          3/01/2006          20,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Funding Agreements (Cost - $187,000)                                                                                  187,000
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund
Schedule of Investments as of July 31, 2005                       (in Thousands)

                                                                                   Face    Interest        Maturity
Issue                                                                            Amount    Rate *              Date           Value
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency & Instrumentality Obligations - Discount - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                     $ 10,000    4.00%          8/08/2006         $ 9,980
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency & Instrumentality Obligations -
Discount (Cost - $10,000)                                                                                                     9,980
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency & Instrumentality Obligations - Non-Discount - 28.0%
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                      140,000    3.309+         8/17/2005         139,998
                                                                                102,000    3.208+         8/29/2005         101,996
                                                                                 13,000    2.10          10/21/2005          12,954
                                                                                 12,390    2.25           2/17/2006          12,277
                                                                                  7,000    1.80           4/20/2006           6,890
                                                                                  8,700    2.55           6/01/2006           8,574
                                                                                  7,800    1.98           6/26/2006           7,654
                                                                                 10,000    3.00%          9/20/2006           9,873
-----------------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Banks                                                        13,400    3.26+         12/05/2005          13,400
                                                                                 23,000    3.353+         2/21/2006          22,997
                                                                                 28,000    3.337+         5/19/2006          27,995
                                                                                  9,900    2.15           7/21/2006           9,713
                                                                                 25,000    3.30+          8/16/2006          24,997
                                                                                 76,000    3.29+         12/22/2006          75,989
                                                                                 15,000    3.38+          2/20/2008          14,996
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Banks                                                          13,000    1.75           8/15/2005          12,990
                                                                                 47,500    1.50           8/26/2005          47,432
                                                                                 51,000    3.265+         9/12/2005          50,991
                                                                                 52,000    3.309+         9/16/2005          51,998
                                                                                 12,500    2.40           5/03/2006          12,348
                                                                                 50,000    3.115+         5/10/2006          49,997
                                                                                 25,000    3.15+          5/19/2006          24,999
                                                                                 38,000    3.21+          6/01/2006          37,985
                                                                                  5,560    2.25           6/23/2006           5,470
                                                                                100,000    3.323+         8/21/2006          99,937
                                                                                 15,000    3.25          11/29/2006          14,822
                                                                                  7,000    3.75+         11/30/2006           6,949
                                                                                 12,500    3.45           1/10/2007          12,371
                                                                                 10,000    4.00+          6/13/2007           9,945
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                      11,000    2.41          11/04/2005          10,964
                                                                                 13,000    2.30          11/17/2005          12,940
                                                                                 13,000    2.35          12/09/2005          12,939
                                                                                 15,000    2.20          12/30/2005          14,908
                                                                                 15,000    2.15           1/30/2006          14,865
                                                                                  7,500    2.15           2/17/2006           7,428
                                                                                 12,500    3.82+          7/14/2006          12,440
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency & Instrumentality Obligations -
Non-Discount (Cost - $1,016,842)                                                                                          1,015,021
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 5.0%
-----------------------------------------------------------------------------------------------------------------------------------
$182,037              UBS Securities LLC, purchased on 7/29/2005 to yield 3.30% to 8/01/2005, repurchase price
                      $182,087 collateralized by Resolution Funding STRIPS ***, due 7/15/20012 to 10/15/2019.               182,037
-----------------------------------------------------------------------------------------------------------------------------------
Total  Repurchase Agreement (Cost - $182,037)                                                                               182,037
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments  (Cost - $3,651,199**)  - 100.9%                                                                        3,648,511

Liabilities in Excess of Other Assets - (0.9%)                                                                              (32,291)
                                                                                                                        -----------
Net Assets - 100.0%                                                                                                     $ 3,616,220
                                                                                                                        ===========

Merrill Lynch Retirement Reserves Money Fund
Schedule of Investments as of July 31, 2005

* Commercial Paper and certain U.S. Government Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rate shown are the rates in effect at July 31, 2005.
** The cost and unrealized appreciation (depreciation) of investments as of July 31, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                $ 3,651,218
                                                                    ===========
      Gross unrealized appreciation                                 $        38
      Gross unrealized depreciation                                      (2,745)
                                                                    -----------
      Net unrealized depreciation                                   $    (2,707)
                                                                    ===========

***   Seperately Traded Registered Interest and Principal of Securities.

+     Floating rate note.

++ Restricted securities as to resale, representing 5.2% of net assets, were as follows:

                                                                       (in Thousands)
      -------------------------------------------------------------------------------
                                        Acquistion
      Issue                                   Date              Cost            Value
      -------------------------------------------------------------------------------
      GE Life and Annuity
         Assurance Co.                    6/7/2005         $  50,000        $  50,000
      Jackson National Life
         Insurance Co.                    5/2/2005            35,000           35,000
      Metropolitan Life Insurance Co.     2/1/2005            12,000           12,000
      Monumental Life Insurance Co.      2/17/2005            30,000           30,000
      New York Life Insurance Co.         5/7/2005            40,000           40,000
      The Travelers Insurance Co.         3/1/2005            20,000           20,000
      -------------------------------------------------------------------------------
      Total                                                $ 187,000        $ 187,000
                                                           ==========================

      Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Affiliate                           Net Activity           Dividend Income
      --------------------------------------------------------------------------
      Merrill Lynch Premier
        Institutional Fund                  (12,822)                        $  4
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: September 23, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke,
    Chief Financial Officer
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: September 23, 2005